Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule Of Principal And Interest Amounts Outstanding For Loans And Bonds
The Group has the following principal and interest amounts outstanding for loans and bonds:

Short-term loans and borrowings and current portion of long-term loans and borrowings	December 31, 2021		December 31, 2020
	Interest rate, %	Amounts outstanding	Interest rate, %	Amounts outstanding

In Russian rubles
Russian state-controlled banks	0	—	5.8	2,653

In euro
Other banks and financial institutions	1.8	47	1.7-1.8	171

Current portion of long-term loans and borrowings		283,335		312,012

Total		283,382		314,836

Long-term loans and borrowings	December 31, 2021		December 31, 2020
	Interest rate, %	Amounts outstanding	Interest rate, %	Amounts outstanding
In Russian rubles

Banks and financial institutions	1.0-10.0	147,924	1.0-6.9	159,998
Bonds issue	0	—	7.9-8.8	2,473
Corporate lenders	9.3	50	9.3	47

In U.S. dollars
Banks and financial institutions	5.7-6.9	31,233	7.1-7.2	38,040

In euro
Banks and financial institutions	0.3-5.7	104,228	0.3-5.7	113,655

Current portion of long-term loans and borrowings		(283,335)		(312,012)

Total		100		2,201

Scheduled Maturities of the Debt Outstanding
Aggregate scheduled maturities of the amounts outstanding as of December 31, 2021 were as follows:

Payable by
On demand	281,379
2022 (current portion)	2,003
2023	16
2024	16
2025	16
2026	52

Total	283,482

Schedule of Information About Ratios Under Most Significant Loan Agreements
The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-controlled banks as of December 31, 2021:

Restrictive covenants	Requirement	Actual as of December 31, 2021
Group’s Net Debt to Adjusted EBITDA	Shall not exceed 6.0:1.0	2.47:1.0
Group’s Total Debt to Adjusted EBITDA	Shall not exceed 6.0:1.0	2.50:1.0
Group’s Adjusted EBITDA to Net Interest Expense	Shall not be less than 2.0 :1.0	5.39 :1.0
Group’s Adjusted EBITDA to Consolidated Financial Expense	Shall not be less than 2.0 :1.0	5.34 :1.0
Group’s Cash flow from operating activities to Adjusted EBITDA	Shall not be less than 0.80:1.0	0.62:1.0
Group’s Adjusted EBITDA to Revenue	Shall not be less than 0.15:1.0	0.30:1.0

Disclosure Of Detailed Information About Right Of Use Assets Movement Explanatory [Text Block]
Set out below are the carrying amounts of
right-of-use
assets recognised and the movements during the years ended December 31, 2021, 2020 and 2019:

	Land	Buildings and constructions	Machinery and equipment	Transportation vehicles	Total
As of January 1, 2019	—	—	643	9,469	10,112
Adjustment on initial application of IFRS 16	1,932	681	73	12	2,698
Additions as a result of new leases and capitalized leasehold improvements	54	537	257	7,088	7,936
Depreciation charge	(72)	(138)	(204)	(2,587)	(3,001)
Effect of modification and changes of estimates in lease contracts	137	4	142	311	594
Impairment	(72)	—	(19)	(363)	(454)
Transfer to own property, plant and equipment	—	—	(114)	(1)	(115)
Exchange differences on translation of foreign operations	(1)	(23)	(15)	(3)	(42)

As of December 31, 2019	1,978	1,061	763	13,926	17,728

Additions as a result of new leases and capitalized leasehold improvements	41	70	163	1,804	2,078
Depreciation charge	(67)	(266)	(191)	(3,307)	(3,831)
Effect of modification and changes of estimates in lease contracts	(265)	153	5	(1,030)	(1,137)
Discontinued operations (Note 24)	(511)	(13)	—	(1,123)	(1,647)
Impairment	(16)	—	(81)	(303)	(400)
Transfer to own property, plant and equipment	—	—	(29)	(4)	(33)
Exchange differences on translation of foreign operations	5	46	25	6	82

As of December 31, 2020	1,165	1,051	655	9,969	12,840

Additions as a result of new leases and capitalized leasehold improvements	52	35	361	2,684	3,132
Depreciation charge	(52)	(224)	(204)	(2,896)	(3,376)
Effect of modification and changes of estimates in lease contracts	565	301	16	537	1,419
Impairment	(675)	—	(157)	(739)	(1,571)
Transfer to own property, plant and equipment	—	—	(5)	(11)	(16)
Exchange differences on translation of foreign operations	—	(8)	(7)	(1)	(16)

As of December 31 , 2021	1,055	1,155	659	9,543	12,412

Summary of the Carrying Amounts of Lease Liabilities and the Movements
Set out below are the carrying amounts of lease liabilities and the movements during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Lease liabilities as of January 1	11,493	17,355	8,293
Adjustment on initial application of IFRS 16	—	—	3,259
Additions as a result of new leases	2,321	573	7,372
Effect of modification and changes of estimates in lease contracts	1,344	(1,155)	608
Interest expense	854	1,088	1,409
Lease settlements	(4,537)	(5,031)	(3,488)
Discontinued operations (Note 24)	—	(1,448)	—
Exchange differences on translation of foreign operations	(63)	111	(98)

Lease liabilities as of December 31	11,412	11,493	17,355

Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities
The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative
financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2021
Loans and borrowings, including interest payable	282,289	2,013	17	17	16	52	284,404
Lease liabilities	6,708	1,846	892	663	557	9,556	20,222
Trade and other payables	15,283	17,355	—	—	—	—	32,638
Other financial liabilities	313	475	471	446	440	1,147	3,292

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2020
Loans and borrowings, including interest payable	311,673	4,333	2,109	18	18	66	318,217
Lease liabilities	6,329	2,521	1,299	672	475	8,187	19,483
Trade and other payables	27,226	13,125	—	—	—	—	40,351
Other financial liabilities	—	488	487	481	445	1,272	3,173

Schedule of Information About Maximum Exposure to Credit Risk Arising from Financial Assets
The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2021	December 31, 2020
Restricted cash (excluding cash on hand)	205	284
Cash deposits (Note 13)	15,186	320
Trade and other receivables	24,667	16,442
Other financial assets	335	370
— Loans issued	320	354
— Bonds	15	16

Total	40,393	17,416

Schedule of Information About Foreign Currency Risk Arising from Recognized Assets and Liabilities
The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2021	December 31, 2020
Current assets	256	215
Trade and other receivables	194	74
Cash and cash equivalents	62	141

Current liabilities	(32,823)	(40,342)
Loans and borrowings	(31,233)	(38,041)
Trade and other payables	(1,590)	(2,301)

Assets and liabilities denominated in euro	December 31, 2021	December 31, 2020
Current assets	417	555
Trade and other receivables	361	470
Cash and cash equivalents	56	85

Non-current liabilities	(26)	(2,173)
Loans and borrowings	—	(2,084)
Lease liabilities	(26)	(89)

Current liabilities	(104,842)	(113,510)
Loans and borrowings	(103,672)	(110,359)
Trade and other payables	(1,074)	(3,025)
Lease liabilities	(96)	(126)

Schedule of Information About Sensitivity to Devaluation
The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax	Change in Euro to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax
2019	+13%	(5,860)	+13%	(11,540)
	-11%	4,958	-11%	9,765
2020	+16%	(6,420)	+16%	(18,420)
	-16%	6,420	-16%	18,420
2021	+15%	(4,885)	+15%	(15,668)
	-15%	4,885	-15%	15,668

Schedule of Information About Sensitivity to Change of Floating Rates
The table below demonstrates the Group’s sensitivity to the change of floating rates:

	Increase/decrease in the key rate of the Central Bank of Russian Federation (in percentage points)	Effect ((decrease)/ increase) on profit before tax	Increase/decrease in LIBOR (in percentage points)	Effect ((decrease)/ increase) on profit before tax	Increase/decrease in EURIBOR (in percentage points)	Effect ((decrease)/ increase) on profit before tax

2019	+1.25	(3,116)	+0.35	(145)	+0.15	(126)
	-1.25	3,116	-0.35	145	-0.15	126
2020	+1.50	(2,387)	+1.00	(361)	+0.20	(225)
	-1.00	1,592	-0.25	90	-0.20	225
2021	+3.00	(4,417)	+1.25	(390)	+0.20	(207)
	-3.00	4,417	-0.25	78	-0.20	207